Business combination	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business combination

Note 5 — Business combination

Acquisition of Shanghai Kuosou

On May 31, 2025, Haiyun Xingchen entered into acquisition agreement to acquire 100% equity interests of Shanghai Kuosou which mainly engaged in advertising services. The aggregate purchase price is RMB 794,125 and the business registration change was completed on July 3, 2025. The acquisition date was July 3, 2025, when control was obtained.

The Company’s acquisition of Shanghai Kuosou was accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Shanghai Kuosou based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The Company considers that the carrying balance of the financial statement of Shanghai Kuosou at the date of the acquisition is equal to the fair value, as all key items of the financial statements of Shanghai Kuosou are related to basic commercial transactions, and the term is relatively short. The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Shanghai Kuosou.

Fair value
RMB
Cash	2,023,429
Other current assets	547,494
Current liabilities	(1,776,798)
Total consideration	794,125

Goodwill and intangible assets

No goodwill or identifiable intangible assets were recognized as part of this acquisition. Management determined that:

●	The acquired entity primarily consists of short-term monetary assets and liabilities

●	There were no identifiable intangible assets that met the recognition criteria under ASC 805

●	The fair value of net identifiable assets approximated the purchase consideration

Accordingly, no goodwill or bargain purchase gain was recognized.

Valuation methodology

The fair values of the acquired assets and liabilities were estimated using valuation techniques consistent with the market and cost approaches. Due to the short-term nature of the acquired assets and liabilities, their carrying amounts were considered to approximate fair value.

Acquisition-related costs

Acquisition-related costs were not material and were expensed as incurred within general and administrative expenses.

The acquired business contributed revenue of RMB 51,692,524 and net income of RMB 234,739 for the year ended December 31, 2025.